(Star Funds Logo)

COMBINED
ANNUAL
REPORT
NOVEMBER 30, 1998



THE STELLAR INSURED TAX-FREE BOND FUND

STAR U.S. GOVERNMENT INCOME FUND

STAR STRATEGIC INCOME FUND

PRESIDENT'S MESSAGE

Dear Shareholder:

On behalf of the Star Funds, I would like to thank you for your continued support and for giving us the opportunity to help you achieve your financial goals. As you are aware, interest rates were generally lower in the twelve-month period ended November 30, 1998. It was however a market that was characterized by strength in the Treasury market with lower returns generated by other fixed income securities.

Following you will find the results for the fixed income funds along with questions and answers from our portfolio managers regarding the fund performance. I hope you will take the time to read this important information.

THE STELLAR INSURED TAX-FREE BOND FUND

This Fund just completed its first full fiscal year of operation and turned in a very successful year. The Fund returned 7.20% or 2.40% adjusted for the sales charge for the twelve-month reporting period.*<F1> This result was achieved through the investment in high grade, primarily insured, municipal bonds.**<F2> The decline in interest rates during the period helped to improve the overall fund return. This remains a very good investment for individuals who are seeking tax-free income through high quality investments.

STAR U.S. GOVERNMENT INCOME FUND

The Government Income Fund, A shares likewise had a very successful year by returning 9.00% or 5.16% adjusted for the sales charge to its shareholders.*<F1> Our emphasis on quality helped in this performance as investors flocked to the safety of Treasury securities, while lower quality securities suffered. Again, the decline in rates helped to buoy the overall fund performance. This is an excellent Fund for investors who are seeking quality taxable income performance.

STAR STRATEGIC INCOME FUND

The Strategic Income Fund continued through the last twelve months to provide a solid income return to investors by maintaining a stable dividend even as interest rates on other investments fell. This was accomplished through the unique combination of securities in which this Fund invests. Total return was (2.16)% or (6.67)% adjusted for the maximum contingent deferred sales charge.*<F1> For further details please see the following material on this diversified Fund.

Again thank you for using the Star Funds for your fixed income needs and we look forward to providing solid performance and service to you in the future.

Sincerely,

/s/ Daniel B. Benhase

Daniel B. Benhase
President

January 15, 1999

  *<F1> Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 **<F2> Income may be subject to the federal alternative minimum tax and state and local taxes.

INVESTMENT REVIEWS

THE STELLAR INSURED TAX-FREE BOND FUND

Q    The Stellar Insured Tax-Free Bond Fund generated strong returns during the
1998 fiscal year. To what do you attribute the success of the Fund during this period?

A   The Stellar Insured Tax-Free Bond Fund finished the year in the top 35 percentile of its Lipper peer group. The Fund invests at least 65% of its assets in municipal securities that are insured as to timely payment. In practice, we have targeted a much higher proportion (over 85%) towards insured bonds. The presence of insurance helps insulate the Fund from credit concerns that may develop periodically, such as the recent "credit crunch". Also, our outlook for 1998 envisioned lower interest rates due to the anticipation of good inflation data and continued weakness in Asia. Indeed, the Consumer Price Index remained under 2% for the entire year and interest rates declined. For instance, the 10-year Treasury note yield fell over 100 basis points from 5.85% to 4.72%. We lengthened the portfolio's average maturity early in the year to take advantage of this opportunity and "lock-in" relatively high yields.

Q   What is the advantage of insured bonds compared to uninsured?

A   First, the designation "insured" only refers to assuring timely payment of interest and principal over the life of the bond. It does not protect against short-term market fluctuations in price due to changes in interest rates. Other less obvious benefits include higher levels of liquidity, attractive pricing compared to other "AAA" issues, and broader diversification. Thus, we frequently find that purchasing insured bonds provides better yields, liquidity, and more selection than a universe of high quality uninsured bonds.

Q   What are your expectations for 1999?

A   We are looking for an economy that continues the general slow growth, low inflation pattern of the past several years. This will likely translate into lower interest rates and better market liquidity. We believe Mr. Greenspan will advocate reducing the Federal funds rate to 4.5% to 4% within the first six months of 1999. In terms of bond yields, the fundamental outlook leans slightly positive. We are anticipating a range bound bond market next year of 4.5% to
5.5%.   Municipalities will likely avoid any negative impact from the worldwide turmoil experienced in the past several months. Credit quality continues to improve for most entities because of moderate economic growth, better fiscal management, and stable reserves.

STAR U.S. GOVERNMENT INCOME FUND

Q   The U.S. Government Income Fund generated strong results and outperformed the average of its Lipper peer group returns during the 1998 fiscal year. To what do you attribute the success of the Fund during this period?

A   The U.S. Government Income Fund finished the year in the top 41 percentile of its Lipper peer group. The Fund is diversified across the fixed income maturity spectrum and market segments. Our outlook for 1998 envisioned lower interest rates due to the anticipation of good inflation data and continued weakness in Asia. Indeed, the Consumer Price Index remained under 2% for the entire year and interest rates declined. For instance, the 10-year Treasury note yield fell over 100 basis points from 5.85% to 4.72%. We lengthened the portfolio's average maturity early in the year to take advantage of this opportunity and "lock-in" relatively high yields.

Q   What about the wide differences in sector performances and how did the Fund respond?

A   While yields on Treasury securities reached new lows for this cycle, not all market segments performed well. The return of worldwide financial turmoil during the summer months (recession in Asia, default of Russian debt, and stresses in Latin America) gave rise to a crisis of confidence. Liquidity was available, but only to the highest quality risks. A massive "flight to quality" left all other fixed income assets with weak sponsorship and significant underperformance. Investment grade corporate bond returns trailed Treasury securities by about 250 basis points and "junk" bonds were even worse. Mortgage-backed securities, devoid of credit risk, underperformed significantly.

Our decisions to limit exposure to higher risk asset classes, remain diversified across industries, and closely monitor fundamental trends helped to limit
portfolio volatility.   Also, the Fund is excluded from purchasing emerging
markets debt or "junk" bonds. We believe our longer term focus helps to reduce volatility and leads to competitive long-term results.

Q   What are your expectations for 1999?

A   We are looking for an economy that continues the general slow growth, low inflation pattern of the past several years. This will likely translate into lower interest rates and better market liquidity. We believe Mr. Greenspan will advocate reducing the Federal funds rate to 4.5% to 4% within the first six months of 1999. In terms of bond yields, the fundamental outlook leans slightly positive. We are anticipating a range bound bond market next year of 4.5% to 5.5%.

The U.S. agency, mortgage, and corporate sectors all ended the year with significant underperformance compared to Treasury securities. With corporate yield spreads close to the widest levels witnessed in 10 years, we believe these sectors have reached a bottom and can improve over the next several months.
Why? Fundamentals appear fine as we expect earnings to remain positive in 1999, the U.S. will likely avoid recession, and debt repayment measures remain healthy. Long-term investors will likely be rewarded for focusing on high quality, liquid issuers, and remaining highly diversified. We advocate a strong overweight in agency notes as there is little credit risk and liquidity is excellent. We also moderately overweight financial issuers (regional banks and consumer finance in particular). In summary, the non-Treasury sectors offer some of the best values seen in the past 10 years and could easily show top performance results going into the new millennium.

STAR STRATEGIC INCOME FUND

Q   The past year will be remembered as a period of notable surprises and volatility.  How well did the Fund perform in 1998?

A   The investment objective for the Strategic Income Fund is to "generate high current income." In each month in 1998, the Fund distributed $0.058 per share despite market yields declining. For investors who purchased the Fund at the beginning of the review period (11/30/97), income distributions totaled $0.738 for the year or 6.9%.

We accomplished this goal by uniquely investing the portfolio across five asset classes: corporate bonds, mortgage-backed, international, equity and real estate investment trusts (REIT's) securities. Within these broad asset types, the Fund was highly diversified by issuer, geographic location, and industry. Over the longer term, this high level of diversification serves to protect the portfolio from market dislocations associated with a particular asset class. For instance, the REIT market suffered from a combination of tax policy changes, investor perceptions, and capacity concerns in some markets.

Q   Can you explain the wide differences in sector performances in 1998 and how the Fund responded?

A   While yields on Treasury securities reached new lows for this cycle, not all market segments performed well. The return of worldwide financial turmoil during the summer months (recession in Asia, default of Russian debt, and stresses in Latin America) gave rise to a crisis of confidence. Liquidity was
available, but only to the highest quality risks.   A massive "flight to
quality" left all other fixed income assets with weak sponsorship and significant underperformance. Investment grade corporate bond returns trailed Treasury securities by about 250 basis points and "junk" bonds were even worse. Mortgage-backed securities, devoid of credit risk, underperformed significantly.

Our decisions to limit exposure to higher risk asset classes, remain diversified across industries, and closely monitor fundamental trends helped to limit portfolio volatility. Also, the Fund is excluded from purchasing emerging markets debt or "junk" bonds. We believe our longer term focus helps to reduce volatility and leads to competitive long-term results.

Q   What are your expectations for 1999?

A   We are looking for an economy that continues the general slow growth, low inflation pattern of the past several years. This will likely translate into lower interest rates and better market liquidity. We believe Mr. Greenspan will advocate reducing the Federal funds rate to 4.5% to 4% within the first six months of 1999.

The U.S. agency, mortgage, and corporate sectors all ended the year with significant underperformance compared to Treasury securities. With corporate yield spreads close to the widest levels witnessed in 10-years, we believe these sectors have reached a bottom and can improve over the next several months.
Why? Fundamentals appear fine as we expect earnings to remain positive in 1999. The U.S. will likely avoid recession, and debt repayment measures remain healthy. Long-term investors will likely be rewarded for focusing on high quality, liquid issuers, and remaining highly diversified.

Equity performance is expected to be generally positive as earnings growth remains positive and lower interest rates support higher price/earnings multiples. REIT markets offer some of the highest yields available to investors. In addition, fundamentals remain strong given the valuation levels, disciplined management, and growth potential exhibited in the real estate market.

THE STELLAR INSURED TAX-FREE BOND FUND

      GROWTH OF $10,000 INVESTED IN THE STELLAR INSURED TAX-FREE BOND FUND

THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STELLAR INSURED TAX-FREE BOND FUND (THE "FUND") FROM DECEMBER 30, 1996 (START OF PERFORMANCE) TO NOVEMBER 30, 1998 COMPARED TO THE LEHMAN BROTHERS TEN YEAR INSURED BOND INDEX(A)<F3> AND THE LIPPER INSURED MUNICIPAL DEBT FUND AVERAGE(B)<F4>.

                       [GRAPH APPEARS HERE-SEE APPENDIX]

   AVERAGE ANNUAL TOTAL RETURN(D)<F6> FOR THE PERIOD ENDED NOVEMBER 30, 1998
   One Year                                                         2.40%
   Start of Performance (12/30/96)                                  4.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 (a)<F3> The Lehman Brothers Ten Year Insured Bond Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
 (b)<F4> The Lipper Insured Municipal Debt Fund Average represents the average of all the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
 (c)<F5> Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Ten Year Insured Bond Index and the Lipper Insured Municipal Debt Fund Average have been adjusted to reflect reinvestment of dividends on securities in the index and average. The index is unmanaged.
 (d)<F6>  Total return quoted reflects all applicable sales charges.

STAR U.S. GOVERNMENT INCOME FUND -- A SHARES

   GROWTH OF $10,000 INVESTED IN STAR U.S. GOVERNMENT INCOME FUND -- A SHARES

THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR U.S. GOVERNMENT INCOME FUND -- A SHARES (THE "FUND") FROM JANUARY 5, 1993 (START OF PERFORMANCE) TO NOVEMBER 30, 1998 COMPARED TO THE LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX(A)<F7> AND THE LIPPER U.S. GOVERNMENT FUND AVERAGE(B)<F8>.

                       [GRAPH APPEARS HERE-SEE APPENDIX]

   AVERAGE ANNUAL TOTAL RETURN(D)<F10> FOR THE PERIOD ENDED NOVEMBER 30, 1998
       One Year                                                     5.16%
       Start of Performance (1/5/93)                                5.83%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 (a)<F7> The Lehman Brothers Government/Corporate Total Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
 (b)<F8> The Lipper U.S. Government Fund Average represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
 (c)<F9> Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government/Corporate Total Index and Lipper U.S. Government Fund Average have been adjusted to reflect reinvestment of dividends on securities in the index and average. The index is unmanaged.
(d)<F10>  Total return quoted reflects all applicable sales charges.

STAR U.S. GOVERNMENT INCOME FUND -- B SHARES

   GROWTH OF $10,000 INVESTED IN STAR U.S. GOVERNMENT INCOME FUND -- B SHARES THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR U.S. GOVERNMENT INCOME FUND -- B SHARES (THE "FUND") FROM APRIL 27, 1998 (START OF PERFORMANCE) TO NOVEMBER 30, 1998 COMPARED TO THE LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX(A)<F11> AND THE LIPPER U.S. GOVERNMENT FUND AVERAGE(B).<F12>

                       [GRAPH APPEARS HERE-SEE APPENDIX]

     AVERAGE ANNUAL TOTAL RETURN(D)<F14> FOR THE PERIOD ENDED NOVEMBER 30, 1998
       Start of Performance (4/27/98) (cumulative)                  1.71%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

(a)<F11> The Lehman Brothers Government/Corporate Total Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
(b)<F12> The Lipper U.S. Government Fund Average represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
(c)<F13> Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government/Corporate Total Index and Lipper U.S. Government Fund Average have been adjusted to reflect reinvestment of dividends on securities in the index and average. The index is unmanaged.
(d)<F14> Total return quoted reflects all applicable contingent deferred sales charges.

STAR STRATEGIC INCOME FUND

            GROWTH OF $10,000 INVESTED IN STAR STRATEGIC INCOME FUND

THE GRAPH BELOW ILLUSTRATES THE HYPOTHETICAL INVESTMENT OF $10,000 IN THE STAR STRATEGIC INCOME FUND (THE "FUND") FROM DECEMBER 12, 1994 (START OF PERFORMANCE) TO NOVEMBER 30, 1998 COMPARED TO THE LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX.(A)<F15>

                       [GRAPH APPEARS HERE-SEE APPENDIX]

   AVERAGE ANNUAL TOTAL RETURN(C)<F17> FOR THE PERIOD ENDED NOVEMBER 30, 1998
       One Year                                                    (6.67)%
       Start of Performance (12/12/94)                              6.14%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

(a)<F15> The Lehman Brothers Government/Corporate Total Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
(b)<F16> Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 2.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government/Corporate Total Index has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.
(c)<F17> Total return quoted reflects all applicable contingent deferred sales charges.

PORTFOLIOS OF INVESTMENTS


                                                 ------------------------------
The Stellar Insured Tax-Free Bond Fund           November 30, 1998

-------------------------------------------------------------------------------
SHARES OR PRINCIPAL AMOUNT                                               VALUE
-------------------------------------------------------------------------------
LONG-TERM MUNICIPALS - 97.7%
-------------------------------------------------------------------------------
ALABAMA - 5.9%
   $1,750,000   Alabama Water PCA, Revenue Bonds,
                  (AMBAC INS), 6.70%, 8/15/2006                     $1,881,547
    2,500,000   Alabama Water PCA, Revenue Bonds,
                  (AMBAC INS), 5.50%, 8/15/2012                      2,668,700
    2,500,000   Bessemer, AL Water Revenue,
                  Revenue Bonds, (AMBAC INS),
                  5.75%, 7/1/2016                                    2,713,475
    1,500,000   Jefferson County, AL, Sewer,
                  Revenue Bonds, (MBIA INS),
                  5.65%, 9/1/2008                                    1,639,575
-------------------------------------------------------------------------------
                Total                                                8,903,297
-------------------------------------------------------------------------------
ARIZONA - 3.5%
    2,000,000   Mesa, AZ, Revenue Bonds, (FGIC INS),
                  5.375%, 7/1/2015                                   2,105,640
    3,000,000   Mesa, AZ, Revenue Bonds, (FGIC INS),
                  5.25%, 7/1/2016                                    3,112,140
-------------------------------------------------------------------------------
                Total                                                5,217,780
-------------------------------------------------------------------------------
COLORADO - 0.9%
    1,250,000   Colorado Post-Secondary Education
                  Facilities, Revenue Bonds, Auraria
                  Foundation Project, (FSA INS),
                  5.75%, 9/1/2010                                    1,358,975
-------------------------------------------------------------------------------
CONNECTICUT - 1.4%
    2,000,000   Connecticut State Transportation
                  Infrastructure Authority,
                  Revenue Bonds, (FGIC INS),
                  5.25%, 10/1/2014                                   2,107,280
-------------------------------------------------------------------------------
FLORIDA - 1.9%
    1,280,000   Florida State Department of
                  Transportation, Revenue Bonds,
                  (FGIC INS), 5.125%, 7/1/2013                       1,333,184
    1,500,000   Orlando & Orange County Expressway
                  Authority, FL, Revenue Bonds,
                  (AMBAC INS), 5.375%, 7/1/2008                      1,597,890
-------------------------------------------------------------------------------
                Total                                                2,931,074
-------------------------------------------------------------------------------
ILLINOIS - 13.6%
    1,100,000   Chicago, IL, GO UT, (MBIA INS),
                  5.375%, 1/1/2013                                   1,183,468
    2,000,000   Chicago, IL Park District, GO UT,
                  (MBIA INS), 5.60%, 1/1/2014                        2,137,340
    1,500,000   Cook County, IL, GO UT, (MBIA INS),
                  5.375%, 11/15/2012                                 1,578,090
    2,500,000   Illinois Health Facilities Authority,
                  Revenue Bonds, Advocate Health
                  Care Network, (MBIA INS),
                  5.80%, 8/15/2016                                   2,723,525
    2,225,000   Illinois State, GO UT, (MBIA INS),
                  6.10%, 2/1/2017                                    2,442,894
    1,410,000   Illinois State, GO UT, (MBIA INS),
                  5.75%, 5/1/2021                                    1,512,366
    2,400,000   McHenry County, IL Community
                  Unit School District No. 200,
                  Series A, GO UT, (FSA INS),
                  5.85%, 1/1/2016                                    2,613,768
    1,000,000   Northern Illinois University,
                  Revenue Bonds, (FGIC INS),
                  5.70%, 4/1/2016                                    1,066,470
    2,500,000   Regional Transportation Authority
                  Series A, Revenue Bonds,
                  (AMBAC INS), 6.00%, 6/1/2009                       2,760,125
    2,500,000   Will County, IL Forest Preservation
                  District, GO UT, (AMBAC INS),
                  6.00%, 12/1/2006                                   2,691,875
-------------------------------------------------------------------------------
                Total                                               20,709,921
-------------------------------------------------------------------------------
INDIANA - 1.4%
    2,000,000   Indiana Transportation Finance
                  Authority, Airport Lease, Revenue
                  Bonds Series A, (AMBAC INS),
                  5.00%, 11/1/2007                                   2,127,880
-------------------------------------------------------------------------------
KENTUCKY - 1.7%
    2,500,000   Jefferson County, KY HFDA,
                  Revenue Bonds, University
                  Medical Center, Inc., (MBIA INS),
                  5.50%, 7/1/2017                                    2,643,000
-------------------------------------------------------------------------------
LOUISIANA - 3.8%
    2,030,000   Baton Rouge, LA Sales & Use
                  Tax Public Improvements
                  Series A, (FGIC INS),
                  5.25%, 8/1/2015                                    2,124,679
    1,000,000   Jefferson Parish, LA,  Revenue Bonds,
                  (AMBAC INS), 5.00%, 11/1/2011                      1,046,050
    1,500,000   Louisiana PFA, Revenue Bonds,
                  Tulane University, (MBIA INS),
                  5.10%, 11/15/2014                                  1,544,160
    1,000,000   Terrebonne Parish, LA Hospital
                  Service District No. 1, Revenue
                  Bonds, Terrebonne General Medical
                  Center, (AMBAC INS), 5.25%, 4/1/2014               1,028,780
-------------------------------------------------------------------------------
                Total                                                5,743,669
-------------------------------------------------------------------------------
MAINE - 2.8%
    4,000,000   Maine Municipal Board Series D,
                  (AMBAC INS),  5.35%, 11/1/2017                     4,192,760
-------------------------------------------------------------------------------
MASSACHUSETTS - 2.4%
    1,000,000   Marthas Vineyard, MA Series A,
                  Revenue Bonds, (FSA INS),
                  5.125%, 5/1/2018                                   1,019,200
    2,500,000   Massachusetts Water Resources
                  Authority, Revenue Bonds, (FGIC INS),
                  5.40%, 11/1/2011                                   2,675,125
-------------------------------------------------------------------------------
                Total                                                3,694,325
-------------------------------------------------------------------------------
MICHIGAN - 9.6%
    1,000,000   Clarkston Community Schools, MI,
                  GO UT,(MBIA INS), 5.25%, 5/1/2017                  1,027,690
    2,450,000   Dearborn, MI Economic Development
                  Corp., Revenue Bonds, Oakwood
                  Obligated Group, (FGIC INS),
                  5.75%, 11/15/2015                                  2,660,210
    1,200,000   Haslett, MI Public School District, GO UT,
                  (MBIA INS),  5.70%, 5/1/2016                       1,287,684
    1,000,000   Lanse Creuse, MI Public School District,
                  (AMBAC INS), 5.25%, 5/1/2016                       1,030,480
    1,500,000   Lansing, MI Sewer Disposal System,
                  Revenue Bonds, (MBIA INS),
                  6.25%, 5/1/2007                                    1,618,860
    2,500,000   Michigan State Comprehensive
                  Transportation Board, Revenue
                  Bonds, 5.75%, 5/15/2004                            2,689,875
    1,065,000   Richmond, MI Community School District,
                  GO UT, School Improvements,
                  (AMBAC INS), 5.60%, 5/1/2018                       1,120,668
    1,000,000   Wyoming, MI, Revenue Bonds,
                  (MBIA INS), 5.25%, 5/1/2018                        1,024,910
    2,000,000   Ypsilanti, MI School District, GO UT,
                  (FGIC INS), 5.60%, 5/1/2012                        2,157,780
-------------------------------------------------------------------------------
                Total                                               14,618,157
-------------------------------------------------------------------------------
MONTANA - 1.7%
    2,550,000   Montana State Health Facilities Authority,
                  Revenue Bonds, Sisters of Charity,
                  Leavenworth, (MBIA INS), 5.125%,
                  12/1/2018                                          2,580,983
-------------------------------------------------------------------------------
NEBRASKA - 0.8%
    1,000,000   Omaha, NE Public Power District
                  Series B, Electric Revenue Bonds,
                  (ETM), 6.00%, 2/1/2007                             1,130,340
-------------------------------------------------------------------------------
NEVADA - 5.4%
    1,000,000   Clark County, NV, Revenue Bonds,
                  (MBIA INS), 5.90%, 6/1/2009                        1,105,490
    2,500,000   Clark County, NV School District, GO UT,
                  (FGIC INS), 5.75%, 6/15/2010                       2,741,850
    2,500,000   Clark County, NV School District, GO UT,
                  (MBIA INS), 5.80%, 6/15/2011                       2,741,975
    1,500,000   Washoe County, NV School District,
                  GO UT, (MBIA INS), 5.75%, 6/1/2011                 1,630,110
-------------------------------------------------------------------------------
                Total                                                8,219,425
-------------------------------------------------------------------------------
OHIO - 17.0%
    2,555,000   Clermont County, OH, GO UT,
                  (AMBAC INS), 6.00%, 5/15/2007                      2,772,124
    2,500,000   Cleveland, OH Waterworks, Improvement
                  Revenue Bonds, Series H, (MBIA INS),
                  5.75%, 1/1/2016                                    2,799,701
    1,000,000   Columbus, OH Sewer System,
                  Revenue Bonds, 6.25%, 6/1/2008                     1,088,660
    3,000,000   Columbus, OH Water System,
                  Revenue Bonds, 6.375%, 11/1/2010                   3,253,290
    3,500,000   Greater Cleveland Regional
                  Transportation Authority, OH, GO UT,
                  (FGIC INS), 5.65%, 12/1/2016                       3,753,715
    1,000,000   Hamilton County, OH Hospital
                  Facilities Authority, Revenue Bonds,
                  Children's Hospital Medical Center,
                  Cincinnati, (FGIC INS), 5.20%,
                  5/15/2009                                          1,070,010
    2,000,000   Montgomery County, OH, Water
                  Revenue Bonds, Greater Moraine-Beaver
                  Creek, (FGIC INS), 6.25%, 11/15/2012               2,198,540
    1,000,000   Ohio State Building Authority, Adult
                  Correctional Facilities Revenue Bonds,
                  Adult Correctional Facilities, (MBIA INS),
                  5.70%, 10/1/2006                                   1,099,390
    1,000,000   Ohio State Building Authority,
                  Revenue Bonds, State Facilities -
                  Administration Building, (MBIA INS),
                  6.00%, 10/1/2008                                   1,114,000
    1,225,000   Ohio State Building Authority,
                  Revenue Bonds, State Facilities -
                  Administration Building, (MBIA INS),
                  6.00%, 10/1/2009                                   1,368,043
    1,000,000   Ohio State Turnpike Commission Series A,
                  (MBIA INS), 5.70%, 2/15/2013                       1,089,620
    2,000,000   Ohio State Water Development Authority,
                  Pollution Control Revenue Bonds,
                  (MBIA INS), 5.25%, 12/1/2009                       2,124,880
    1,000,000   Ohio State Water Development Authority,
                  Revenue Bonds, (AMBAC INS),
                  5.80%, 12/1/2011                                   1,135,910
    1,000,000   Sylvania, OH City School District, GO UT,
                  (FGIC INS), 5.80%, 12/1/2015                       1,084,610
-------------------------------------------------------------------------------
                Total                                               25,952,493
-------------------------------------------------------------------------------
PENNSYLVANIA - 4.8%
    1,000,000   Bucks County, PA Water & Sewer
                  Authority, Revenue Bonds, (FGIC INS),
                  5.55%, 12/1/2017                                   1,054,310
    2,000,000   Chester Upland School Authority, PA,
                  Revenue Bonds Series A, (FSA INS),
                  5.25%, 9/1/2017                                    2,058,500
    1,000,000   Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds
                  Series A, University of Pennsylvania -
                  Health Services, 5.25%, 1/1/2012                   1,050,280
    1,000,000   Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds
                  Series 1, Temple University, (MBIA INS),
                  5.25%, 4/1/2017                                    1,035,820
    2,000,000   Somerset County, PA General Authority,
                  Commonwealth Lease, Revenue Bonds,
                  (FGIC INS), 6.60%, 10/15/2002                      2,161,760
-------------------------------------------------------------------------------
                Total                                                7,360,670
-------------------------------------------------------------------------------
TEXAS - 5.3%
    2,500,000   Harris County, TX HFDC, Revenue Bonds,
                  Memorial Hospital System,
                  (MBIA INS), 5.75%, 6/1/2019                        2,693,075
    2,500,000   Port Houston Authority, TX Harris County,
                  Revenue Bonds, (MBIA INS),
                  6.50%, 5/1/2005                                    2,687,450
    2,500,000   Texas Water Development Board,
                  Revenue Bonds, 5.50%, 7/15/2010                    2,685,575
-------------------------------------------------------------------------------
                Total                                                8,066,100
-------------------------------------------------------------------------------
UTAH - 3.5%
    2,500,000   Davis County, UT School District, GO UT,
                  (MBIA INS), 5.70%, 6/1/2007                        2,713,700
    2,400,000   Jordan, UT School District, GO UT,
                  5.90%, 6/15/2004                                   2,592,888
-------------------------------------------------------------------------------
                Total                                                5,306,588
-------------------------------------------------------------------------------
VIRGINIA - 0.7%
    1,000,000   Chesapeake Bay Bridge & Tunnel
                  District, VA, Revenue Bonds,
                  (FGIC INS), 5.60%, 7/1/2007                        1,098,950
-------------------------------------------------------------------------------
WASHINGTON - 4.3%
    2,500,000   Seattle, WA Municipal Lighting & Power,
                  Revenue Bonds, 6.10%, 7/1/2005                     2,809,175
    2,500,000   Tacoma, WA Electric System,
                  Revenue Bonds, (AMBAC INS),
                  6.15%, 1/1/2008                                    2,707,100
    1,000,000   Tacoma, WA Water,  Revenue Bonds,
                  (FGIC INS), 5.25%, 12/1/2017                       1,030,780
-------------------------------------------------------------------------------
                Total                                                6,547,055
-------------------------------------------------------------------------------
WISCONSIN - 5.3%
    1,000,000   Beloit, WI School District, GO UT,
                  (MBIA INS),  6.125%, 10/1/2007                     1,066,890
    2,460,000   Wisconsin Health and Educational
                  Facilities Authority, Revenue Bonds,
                  Aurora Medical Group, (FSA INS),
                  5.60%, 11/15/2016                                  2,605,288
    2,000,000   Wisconsin Health and Educational
                  Facilities Authority, Revenue Bonds,
                  Meriter Hospital, Inc., (MBIA INS),
                  6.00%, 12/1/2017                                   2,197,220
    2,095,000   Wisconsin State, GO UT, (FGIC INS),
                  5.50%, 5/1/2010                                    2,264,025
-------------------------------------------------------------------------------
                Total                                                8,133,423
-------------------------------------------------------------------------------
TOTAL LONG-TERM MUNICIPALS
  (IDENTIFIED COST $139,654,374)                                   148,644,145
-------------------------------------------------------------------------------
MUTUAL FUNDS - 1.6%
    2,288,697   SEI Tax Exempt Money Market Fund                     2,288,697
      179,031   Tax- Free Inv. Co.                                     179,031
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,467,728)                      2,467,728
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.3%
  (IDENTIFIED COST $142,122,102)                                   151,111,873
-------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                1,119,599
-------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $152,231,472
-------------------------------------------------------------------------------

                      (See Notes to Financial Statements.)

                                             ----------------------------------
Star U.S. Government Income Fund             November 30, 1998
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT OR CONTRACTS                                            VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS - 29.5%
-------------------------------------------------------------------------------
BANKING - 4.1%
   $1,500,000   Citicorp, 8.625%, 12/1/2002                         $1,662,991
    3,000,000   Citigroup, Inc., 9.50%, 3/1/2002                     3,361,569
    1,000,000   NationsBank Corp., 5.75%, 3/15/2001                  1,007,511
-------------------------------------------------------------------------------
                Total                                                6,032,071
-------------------------------------------------------------------------------
CHEMICALS - 0.8%
    1,116,209   Dow Chemical Co., 7.60%, 1/2/2002                    1,152,576
-------------------------------------------------------------------------------
DEFENSE - 1.4%
    2,000,000   Martin Marietta Corp., 6.50%, 4/15/2003              2,078,464
-------------------------------------------------------------------------------
FINANCE - 8.8%
    2,000,000   Associates Corp. of North America,
                  7.25%, 5/22/2006                                   2,177,898
      500,000   Ford Motor Credit Corp.,
                  6.11%, 12/28/2001                                    510,755
    1,500,000   General Electric Global Insurance
                  Holding Corp., 7.00%, 2/15/2026                    1,683,984
    3,750,000   International Lease Finance Corp.,
                  6.25%, 10/15/2000                                  3,792,075
      250,000   International Lease Finance Corp.,
                  8.375%, 12/15/2004                                   282,032
    1,000,000   Lehman Brothers, Inc.,
                  7.125%, 7/15/2002                                  1,018,071
    1,500,000   Sears Roebuck Acceptance Corp.,
                  7.00%, 6/15/2007                                   1,612,841
    2,000,000   Texaco Capital, Inc., 6.00%,
                  6/15/2005                                          2,076,716
-------------------------------------------------------------------------------
                Total                                               13,154,372
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.7%
    1,000,000   Procter & Gamble Co., 7.375%, 3/1/2023               1,068,849
-------------------------------------------------------------------------------
INTERNATIONAL - 1.9%
    2,000,000   TransCanada PipeLines Ltd.,
                  9.125%, 4/20/2006                                  2,317,060
      430,000   TransCanada PipeLines Ltd.,
                  8.625%, 5/15/2012                                    525,512
-------------------------------------------------------------------------------
                Total                                                2,842,572
-------------------------------------------------------------------------------
OIL - 3.5%
    1,000,000   Ashland, Inc., 7.90%, 8/5/2006                       1,097,013
      850,000   Chevron Capital USA, Inc.,
                  7.45%, 8/15/2004                                     899,620
    3,000,000   Occidental Petroleum Corp.,
                  8.50%, 11/9/2001                                   3,185,532
-------------------------------------------------------------------------------
                Total                                                5,182,165
-------------------------------------------------------------------------------
REAL ESTATE - 4.0%
    1,000,000   Highwoods Forsyth LP, 7.19%, 6/15/2004                 993,238
    1,000,000   Irvine Apartment Communities, Inc.,
                  7.00%, 10/1/2007                                     936,660
    2,000,000   Meditrust Corp., 7.82%, 9/10/2026                    1,897,852
    1,000,000   Post Apartment Homes LP,
                  7.30%, 4/1/2004                                    1,045,945
    1,000,000   United Dominion Realty Trust, Inc.,
                  7.95%, 7/12/2006                                   1,070,736
-------------------------------------------------------------------------------
                Total                                                5,944,431
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.1%
    1,500,000   GTE Corp., 7.83%, 5/1/2023                           1,641,006
-------------------------------------------------------------------------------
UTILITIES - ELECTRIC - 3.2%
    4,250,000   Georgia Power Co., 6.625%, 4/1/2003                  4,312,662
      500,000   Northern Illinois Gas, 7.26%, 10/15/2025               524,097
-------------------------------------------------------------------------------
                Total                                                4,836,759
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (IDENTIFIED COST $42,772,712)                 43,933,265
-------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 44.8%
-------------------------------------------------------------------------------
FANNIE MAE - 30.1%
    5,000,000   5.49%, 8/18/2000                                     5,047,195
   10,000,000   4.39%, 10/13/2000                                    9,910,200
    2,000,000   5.86%, 11/7/2000                                     2,035,226
    1,500,000   5.36%, 2/16/2001                                     1,514,453
    1,000,000   6.74%, 5/13/2004                                     1,076,922
    4,000,000   6.82%, 8/23/2005                                     4,398,072
    5,500,000   6.14%, 11/25/2005                                    5,856,570
    1,250,000   6.50%, 11/25/2007, REMIC,
                  Series 1993-118-H                                  1,271,313
    5,000,000   6.00%, 2/25/2011, REMIC,
                  Series 1996-21-PK                                  4,972,023
      333,586   6.00%, 8/1/2013                                        333,095
    4,042,000   7.25%, 1/17/2021, REMIC,
                  Series G94-6-PE                                    4,132,167
    4,250,000   6.50%, 4/25/2023, REMIC,
                  Series 1993-210-PL                                 4,367,054
-------------------------------------------------------------------------------
                Total                                               44,914,290
-------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 3.4%
    1,000,000   5.79%, 5/27/2003                                     1,023,836
    3,000,000   5.575%, 9/2/2003                                     3,044,733
    1,000,000   5.038%, 10/14/2008                                     979,462
-------------------------------------------------------------------------------
                Total                                                5,048,031
-------------------------------------------------------------------------------
FREDDIE MAC - 11.3%
    1,000,000   8.14%, 9/29/2004                                     1,024,904
    2,000,000   7.585%, 9/19/2006                                    2,124,008
    6,000,000   5.125%, 10/15/2008                                   5,916,420
    7,500,000   6.50%, 2/15/2023, REMIC,
                  Series 1669-G                                      7,739,867
-------------------------------------------------------------------------------
                Total                                               16,805,199
-------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCIES
  (IDENTIFIED COST $64,907,621)                                     66,767,520
-------------------------------------------------------------------------------
U.S. TREASURIES - 23.4%
-------------------------------------------------------------------------------
U.S. TREASURY BONDS - 22.0%
      500,000   4.75%, 11/15/2008                                      498,984
    6,425,000   7.50%, 11/15/2016                                    8,049,324
    1,500,000   9.00%, 11/15/2018                                    2,174,062
    3,500,000   8.125%, 8/15/2019                                    4,709,688
    7,400,000   7.125%, 2/15/2023                                    9,189,875
    6,811,000   6.75%, 8/15/2026                                     8,220,026
-------------------------------------------------------------------------------
                Total                                               32,841,959
-------------------------------------------------------------------------------
U.S. TREASURY NOTE - 1.4%
    2,000,000   7.75%, 11/30/1999                                    2,059,376
-------------------------------------------------------------------------------
TOTAL U.S. TREASURIES (IDENTIFIED COST $31,772,240)                 34,901,335
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.7%
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
   $2,533,000   Donaldson, Lufkin and Jenrette
                  Securities Corp., 5.32%,
                  dated 11/30/98, due 12/1/98,
                  repurchase price $2,533,374
                  (Collateralized by U.S.
                  Government Securities)                             2,533,000
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT (IDENTIFIED COST $2,533,000)             2,533,000
-------------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
          100   Put option on Chicago Board Options
                  Exchange 30-Year Treasury Bond Index,
                  expires 12/19/98, strike @ 47.50
-------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED (IDENTIFIED COST $18,210)                        1,876
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.4%
  (IDENTIFIED COST $142,003,783)                                  $148,136,996
-------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                  940,630
-------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $149,077,626
-------------------------------------------------------------------------------

                      (See Notes to Financial Statements.)

                                   --------------------------------------------
Star Strategic Income Fund         November 30, 1998
-------------------------------------------------------------------------------
SHARES OR PRINCIPAL AMOUNT                                               VALUE
-------------------------------------------------------------------------------
DOMESTIC EQUITY - 7.4%
-------------------------------------------------------------------------------
COMMON STOCKS - 2.4%
-------------------------------------------------------------------------------
BANKING - 0.5%
       15,000   BankAmerica Corp.                                     $977,813
-------------------------------------------------------------------------------
CHEMICALS - 0.1%
       70,000   Lyondell Chemical Co.                                  186,250
-------------------------------------------------------------------------------
ELECTRIC - 1.0%
       70,000   Kansas City Power & Light Co.                        2,078,125
-------------------------------------------------------------------------------
INDUSTRIAL - 0.0%
          500   Weyerhaeuser Co.                                        25,063
-------------------------------------------------------------------------------
INSURANCE - 0.4%
       20,000   Ohio Casualty Corp.                                    810,000
-------------------------------------------------------------------------------
PHOTO EQUIPMENT & SUPPLIES - 0.4%
       10,000   Eastman Kodak Co.                                      725,625
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST $4,927,598)                     4,802,876
-------------------------------------------------------------------------------
PREFERRED STOCKS - 5.0%
-------------------------------------------------------------------------------
ENERGY - 1.1%
       88,200   Enron Capital Trust, Pfd., $2.08                     2,293,200
-------------------------------------------------------------------------------
FINANCE - 3.5%
       80,000   Citigroup Capital Trust I, Pfd., $2.00               2,090,000
       40,000   Merrill Capital Trust V, Pfd., $1.82                 1,030,000
      136,500   PLC Capital Trust I, Pfd., Series B, $2.06           3,566,063
       10,000   Sears, Roebuck Acceptance Corp.,
                  Pfd., $1.74                                          249,375
-------------------------------------------------------------------------------
                Total                                                6,935,438
-------------------------------------------------------------------------------
UTILITIES - 0.4%
       15,000   Alabama Power Capital Trust II,
                  Pfd., $1.90                                          388,125
       17,500   Detroit Edison Co., Pfd., $1.84                        436,406
-------------------------------------------------------------------------------
                Total                                                  824,531
-------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,932,438)                 10,053,169
-------------------------------------------------------------------------------
TOTAL DOMESTIC EQUITY (IDENTIFIED COST $14,860,036)                 14,856,045
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 18.2%
       20,000   American Health Properties, Inc.                       453,750
       20,000   Camden Property Trust                                  513,750
      166,700   Capstead Mortgage Corp.                                552,194
      262,300   Dynex Capital, Inc.                                  1,229,531
      110,625   Glimcher Realty Trust                                1,866,797
       30,000   Health Care Property Investors, Inc.                   946,875
       84,637   Healthcare Realty Trust, Inc.                        1,946,651
       45,800   Highwoods Properties, Inc.                           1,245,188
       23,000   Highwoods Properties, Inc., Pfd., $2.00                546,250
       50,000   Hospitality Properties Trust                         1,300,000
      186,600   IMPAC Mortgage Holdings, Inc.                          933,000
       21,000   IndyMac Mortgage Holdings, Inc.                        202,125
       40,000   IRT Property Co.                                       400,000
       42,100   Kimco Realty Corp., Cumulative Pfd., $2.13           1,078,813
      157,319   LTC Properties, Inc.                                 2,635,093
       21,000   Lexington Corporate Properties Trust                   275,625
      155,973   Meditrust Corp.                                      2,368,840
       80,000   National Health Investors, Inc.                      2,120,000
       20,000   Nationwide Health Properties, Inc.                     447,500
      156,100   Omega Healthcare Investors                           4,741,538
       84,356   Pennsylvania Real Estate Investment Trust            1,687,120
       45,000   Public Storage, Inc., Pfd., Series F, $2.44          1,265,625
       80,000   RFS Hotel Investors, Inc.                            1,145,000
       60,000   Realty Income Corp.                                  1,515,000
       87,706   Thornburg Mortgage Asset Co.                           767,428
      143,600   Town & Country Trust                                 2,171,950
       40,000   United Dominion Realty Trust, Inc.,
                  Cumulative Pfd., $2.15                             1,007,500
       15,000   United Dominion Realty Trust, Inc.,
                  Pfd., Series A, $2.31                                375,937
      114,000   Winston Hotels, Inc.                                 1,068,750
-------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (IDENTIFIED COST $50,320,815)                                     36,807,830
-------------------------------------------------------------------------------
CORPORATE BONDS - 41.5%
-------------------------------------------------------------------------------
BANKS & SAVINGS INSTITUTIONS - 1.9%
     $500,000   Capital Holding Corp., 9.25%, 5/7/2001                 543,299
    3,000,000   Citicorp, 7.25%, 10/15/2011                          3,323,544
-------------------------------------------------------------------------------
                Total                                                3,866,843
-------------------------------------------------------------------------------
COMPUTERS - 1.8%
    3,500,000   Dell Computer Corp.,
                  7.10%, 4/15/2028                                   3,624,943
-------------------------------------------------------------------------------
DIVERSIFIED ENERGY - 2.3%
    1,943,000   Occidental Petroleum Corp.,
                  10.125%, 9/15/2009                                 2,435,348
    2,000,000   Occidental Petroleum Corp.,
                  10.69%, 7/27/2000                                  2,141,308
-------------------------------------------------------------------------------
                Total                                                4,576,656
-------------------------------------------------------------------------------
ELECTRONICS - 0.6%
    1,000,000   Loral Corp., 7.625%, 6/15/2025                       1,134,207
-------------------------------------------------------------------------------
ENERGY - 3.4%
      750,000   Ashland, Inc., Series F, 7.90%, 8/5/2006               822,760
    1,500,000   Ashland, Inc., 7.78%, 9/19/2016                      1,615,198
    2,000,000   Atlantic Richfield Co., Series B, 8.60%, 5/15/2012   2,456,756
      500,000   Chevron Capital USA, Inc., 7.45%, 8/15/2004            529,187
    1,000,000   Coastal Corp., 9.625%, 5/15/2012                     1,277,628
      289,000   Duke Energy Corp., 7.875%, 5/1/2024                    301,758
-------------------------------------------------------------------------------
                Total                                                7,003,287
-------------------------------------------------------------------------------
ENERGY - OIL EXPLORATION - 1.5%
    2,900,000   Noble Affiliates, Inc., 8.00%, 4/1/2027              3,159,507
-------------------------------------------------------------------------------
FINANCE - 10.1%
    1,500,000   Associates Corp. of North America,
                  Medium Term Note, 7.25%, 5/22/2006                 1,633,423
    4,000,000   Banc One Corp., 8.00%, 4/29/2027                     4,814,408
    2,000,000   Highwoods Forsyth LP, 7.19%, 6/15/2004               1,986,476
    1,500,000   International Lease Finance Corp.,
                  8.375%, 12/15/2004                                 1,692,190
    3,500,000   Lehman Brothers Holdings, Inc., 7.25%, 10/15/2003    3,580,700
    2,000,000   Lehman Brothers, Inc., 6.625%, 2/15/2008             1,970,164
    4,150,000   NationsBank Capital Trust IV, 8.25%, 4/15/2027       4,848,686
-------------------------------------------------------------------------------
                Total                                               20,526,047
-------------------------------------------------------------------------------
GROCERY STORE - RETAIL - 1.1%
    2,000,000   Safeway, Inc., Medium Term Note, 8.57%, 4/1/2003     2,204,742
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.1%
    2,000,000   Procter & Gamble Co., 7.375%, 3/1/2023               2,137,698
-------------------------------------------------------------------------------
INDUSTRIAL - 3.2%
    2,200,000   Fort James Corp., 6.625%, 9/15/2004                  2,266,880
    2,000,000   Lockheed Martin Corp., 7.875%, 3/15/2023             2,157,910
    2,000,000   Weyerhaeuser Co., 7.50%, 3/1/2013                    2,237,368
-------------------------------------------------------------------------------
                Total                                                6,662,158
-------------------------------------------------------------------------------
INSURANCE - 1.1%
    2,000,000   Ohio National Life Insurance Co., 8.875%, 7/15/2004  2,253,894
-------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT - 1.3%
    2,450,000   International Business Machines Corp.,
                  6.50%, 1/15/2028                                   2,594,109
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 5.9%
    1,125,000   Irvine Apartment Communities, Inc.,
                  7.00%, 10/1/2007                                   1,053,743
      200,000   Meditrust Corp., 7.60%, 7/15/2001                      194,522
    1,000,000   Post Apartment Homes LP, 7.30%, 4/1/2004             1,045,945
    5,000,000   Spieker Properties, Inc., 8.00%, 7/19/2005           5,193,435
    4,175,000   United Dominion Realty Trust, Inc.,
                  7.25%, 1/15/2007                                   4,369,668
-------------------------------------------------------------------------------
                Total                                               11,857,313
-------------------------------------------------------------------------------
RETAIL & APPAREL - 2.1%
    1,000,000   Federated Department Stores, Inc.,
                  7.45%, 7/15/2017                                   1,095,193
    1,050,000   Penney (J.C.) Co., Inc., 9.45%, 7/15/2002            1,108,913
    1,000,000   Penney (J.C.) Co., Inc., 7.95%, 4/1/2017             1,119,124
      725,000   Sears, Roebuck & Co., 8.66%, 10/2/2006                 841,339
-------------------------------------------------------------------------------
                Total                                                4,164,569
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.9%
    3,500,000   GTE Corp., 7.83%, 5/1/2023                           3,829,014
-------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
    1,250,000   Norfolk Southern Corp., 7.70%, 5/15/2017             1,438,624
-------------------------------------------------------------------------------
TOBACCO - 0.5%
    1,017,000   Philip Morris Cos., Inc. 7.125%, 8/15/2002           1,063,819
-------------------------------------------------------------------------------
UTILITIES - 1.0%
    2,000,000   Northern Illinois Gas Co., 7.26%, 10/15/2025         2,096,386
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (IDENTIFIED COST $81,155,341)                                     84,193,816
-------------------------------------------------------------------------------
INTERNATIONAL SECURITIES - 11.9%
-------------------------------------------------------------------------------
CLOSED-END INVESTMENT COMPANIES - 2.1%
      220,000   First Commonwealth Fund Inc.                        $2,392,500
      265,000   Kleinwort Benson Australian Income Fund              1,888,125
-------------------------------------------------------------------------------
                Total                                                4,280,625
-------------------------------------------------------------------------------
ELECTRONICS - 0.6%
    1,100,000   Philips Electronics N.V., 8.375%, 9/15/2006          1,261,151
-------------------------------------------------------------------------------
FINANCE - 6.2%
    3,700,000   ABN-AMRO Bank NV, New York, 7.75%, 5/15/2023         4,007,133
    3,000,000   Societe Generale, New York, 7.40%, 6/1/2006          3,214,272
    4,500,000   Zurich Capital Trust, 8.376%, 6/1/2037               5,193,306
-------------------------------------------------------------------------------
                Total                                               12,414,711
-------------------------------------------------------------------------------
INTERNATIONAL OIL - 3.0%
      154,300   TransCanada PipeLines Ltd., Pfd., $2.13              4,031,088
    1,645,000   TransCanada PipeLines Ltd., 9.875%, 1/1/2021         2,115,009
-------------------------------------------------------------------------------
                Total                                                6,146,097
-------------------------------------------------------------------------------
TOTAL INTERNATIONAL SECURITIES
  (IDENTIFIED COST $24,438,679)                                     24,102,584
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 18.3%
-------------------------------------------------------------------------------
FANNIE MAE - 4.5%
       56,806   10.00%, REMIC, 12/25/2018                               57,616
       95,291   9.40%, REMIC, 6/25/2019                                 96,164
      384,050   8.40%, REMIC, 8/25/2019                                398,093
    2,225,206   7.50%, REMIC, 9/25/2019                              2,236,165
      838,613   9.00%, REMIC, 11/25/2019                               876,445
    2,200,000   7.50%, REMIC, 5/25/2020                              2,226,249
    1,002,848   9.50%, REMIC, 6/25/2020                              1,060,046
    2,000,000   7.75%, REMIC, 5/25/2021                              2,039,874
-------------------------------------------------------------------------------
                Total                                                8,990,652
-------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 1.0%
      107,832   11.00%, 4/1/2003                                       111,616
      595,330   9.00%, 5/1/2021                                        633,317
    1,284,401   8.50%, 6/1/2024                                      1,359,635
-------------------------------------------------------------------------------
                Total                                                2,104,568
-------------------------------------------------------------------------------
FREDDIE MAC - 6.2%
      670,000   10.00%, REMIC, 12/15/2020                              727,590
    2,000,000   10.00%, REMIC, 1/15/2021                             2,175,167
    2,203,466   7.50%, REMIC, 7/15/2021                              2,227,899
    3,250,000   7.00%, REMIC, 1/15/2022                              3,331,526
    2,000,000   7.50%, REMIC, 5/20/2024                              2,062,644
    2,000,000   6.50%, REMIC, 3/15/2026                              2,009,572
-------------------------------------------------------------------------------
                Total                                               12,534,398
-------------------------------------------------------------------------------
GINNIE MAE - 6.6%
      124,748   9.00%, 7/15/2016                                       134,294
      374,459   9.00%, 1/15/2022                                       401,164
    4,000,000   7.50%, REMIC, 5/16/2023                              4,116,996
    2,097,020   8.00%, 8/20/2026                                     2,173,231
      579,375   8.00%, 11/20/2026                                      600,431
      912,673   7.50%, 12/15/2026                                      944,008
    1,604,174   7.50%, 2/20/2027                                     1,650,748
    3,173,593   7.50%, 6/15/2027                                     3,283,505
-------------------------------------------------------------------------------
                Total                                               13,304,377
-------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
  (IDENTIFIED COST $36,755,303)                                     36,933,995
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.0%
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.0%
    2,116,000   Donaldson, Lufkin and Jenrette
                  Securities Corp., 5.32%, dated
                  11/30/1998, due 12/1/1998,
                  repurchase price $2,116,313
                  (Collateralized by U.S.
                  Government Securities)                             2,116,000
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
  (IDENTIFIED COST $2,116,000)                                       2,116,000
-------------------------------------------------------------------------------
OPTIONS PURCHASED - 0.1%
          150   Put option on Capstead Mortgage Corp.,
                  expires 3/20/1999, strike @ 5                         30,000
           50   Put option on Capstead Mortgage Corp.,
                  expires 3/20/1999, strike @ 7.5                       20,000
          100   Put option on Chicago Board Options
                  Exchange 30-Year Treasury Bond
                  Index, expires 12/19/1998, strike @ 47.5               1,875
           35   Put option on Coca-Cola, expires
                  1/16/1999, strike @ 40                                   438
          200   Put option on Dow Jones Index,
                  expires 12/19/1998, strike @ 93                       51,250
           30   Put option on Exxon, expires 1/16/1999,
                  strike @ 35                                              563
-------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED (IDENTIFIED COST $106,455)                     104,126
-------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (IDENTIFIED COST $209,752,629) - 98.4%                           199,114,396
-------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.6%                                3,239,182
-------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $202,353,578
-------------------------------------------------------------------------------
CONTRACTS
-------------------------------------------------------------------------------
SCHEDULE OF CALL OPTIONS WRITTEN
          200   American Health Properties, Inc.,
                  expires 1/16/1999,
                  exercise price $22.50                                 13,750
          250   Hospitality Properties Trust,
                  expires 12/19/1998,
                  exercise price $30.00                                  6,250
          200   Meditrust Corp., expires 12/19/1998,
                  exercise price $17.50                                  3,750
          200   Meditrust Corp., expires 1/16/1999,
                  exercise price $12.50                                 58,750
          100   Meditrust Corp., expires 1/16/1999,
                  exercise price $15.00                                 14,375
-------------------------------------------------------------------------------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $131,198)                                          96,875
-------------------------------------------------------------------------------
SCHEDULE OF PUT OPTIONS WRITTEN
          100   Mobile, expires 1/16/1999,
                  exercise price $65.00                                  3,125
           50   Mobile, expires 1/16/1999,
                  exercise price $70.00                                  3,438
-------------------------------------------------------------------------------
TOTAL PUT OPTIONS WRITTEN
  (PREMIUMS RECEIVED $15,963)                                            6,563
-------------------------------------------------------------------------------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $147,161)                                        $103,438
-------------------------------------------------------------------------------

ABBREVIATIONS TO PORTFOLIOS OF INVESTMENTS

The following abbreviations are used in these portfolios:

AMBAC --  American Municipal Bond Assurance Corporation
ETM   --  Escrowed to Maturity
FGIC  --  Financial Guaranty Insurance Company
FSA   --  Financial Security Assurance
GO    --  General Obligation
HFDA  --  Health Facility Development Authority
HFDC  --  Health Facility Development Corporation
INS   --  Insured
LP    --  Limited Partnership
MBIA  --  Municipal Bond Investors Assurance
PCA   --  Pollution Control Authority
PFA   --  Public Facility Authority
REMIC --  Real Estate Mortgage Investment Conduit
UT    --  Unlimited Tax

                      (See Notes to Financial Statements.)

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 1998

                                                           THE STELLAR         STAR U.S.               STAR
                                                             INSURED           GOVERNMENT            STRATEGIC
                                                             TAX-FREE            INCOME               INCOME
                                                            BOND FUND             FUND                 FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Total investments in securities, at value                $151,111,873        $148,136,996        $199,114,396
 Income receivable                                           2,295,161           1,630,080           2,333,786
 Receivable for investments sold                                  --               501,440           3,974,205
 Receivable for Fund shares sold                                45,000              99,150             325,504
 Other assets                                                    2,309                --                19,665
-----------------------------------------------------------------------------------------------------------------
      Total assets                                         153,454,343         150,367,666         205,767,556
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased                           1,015,133           1,000,068           3,016,953
 Payable to affiliates                                         113,584             120,064             223,599
 Payable for Fund shares redeemed                               85,000              36,607              37,854
 Accrued expenses                                                9,154               9,404              14,922
 Payable to Bank                                                  --                16,437              17,212
 Options written, at value                                        --                  --               103,438
 Income distribution payable                                      --               107,460                --
-----------------------------------------------------------------------------------------------------------------
      Total liabilities                                      1,222,871           1,290,040           3,413,978
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $152,231,472        $149,077,626        $202,353,578
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid in capital                                          $142,962,669        $143,280,160        $218,026,141
 Undistributed net investment income                           112,256             116,722                --
 Undistributed accumulated net realized gain (loss)
      on investments and options                               166,776            (452,469)         (5,078,053)
 Net unrealized appreciation (depreciation) on
      investments and options                                8,989,771           6,133,213         (10,594,510)
-----------------------------------------------------------------------------------------------------------------
      Total net assets                                    $152,231,472        $149,077,626        $202,353,578
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
 A Shares                                                 $152,231,472        $148,772,523               --
 B Shares                                                       --                 305,103        $202,353,578
-----------------------------------------------------------------------------------------------------------------
      Total net assets                                    $152,231,472        $149,077,626        $202,353,578
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
 A Shares                                                   14,513,830          14,607,503               --
 B Shares                                                       --                  29,959          21,045,804
-----------------------------------------------------------------------------------------------------------------
      Total shares outstanding                              14,513,830          14,637,462          21,045,804
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
 A Shares                                                      $10.49              $10.18               --
 B Shares                                                       --                 $10.18               $9.62
-----------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
 A Shares                                                      $10.98(a)<F18>      $10.55(b)<F19>       --
 B Shares                                                       --                 $10.18               $9.62
-----------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:
 A Shares                                                      $10.49              $10.18               --
 B Shares                                                       --                  $9.67(c)<F20>       $9.14(c)<F20>
-----------------------------------------------------------------------------------------------------------------
Investments, at identified cost                           $142,122,102        $142,003,783        $209,752,629
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Investments, at tax cost                                  $142,122,102        $142,004,721        $212,198,397
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

  (a)<F18>     Computation of Offering price:  100/95.5 of net asset value.
  (b)<F19>     Computation of Offering price:  100/96.5 of net asset value.
  (c)<F20>     Computation of Redemption Proceeds:  95/100 of net asset value.

                      (See Notes to Financial Statements.)

STATEMENTS OF OPERATIONS

Period Ended November 30, 1998

                                                           THE STELLAR           STAR U.S.              STAR
                                                             INSURED             GOVERNMENT          STRATEGIC
                                                             TAX-FREE              INCOME              INCOME
                                                            BOND FUND               FUND                FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest Income                                            $7,419,829          $8,629,824          $9,856,230
 Dividend Income                                                 --                  --              6,747,693
-----------------------------------------------------------------------------------------------------------------
      Total income                                           7,419,829           8,629,824          16,603,923
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fees                                    1,065,733             806,064           1,865,171
 Shareholder services fees                                     355,467             335,894             491,097
 Administration fees                                           156,834             156,618             211,546
 Portfolio accounting fees                                      62,456              40,199              80,023
 Custodian fees                                                 34,664              41,986              49,083
 Transfer and dividend disbursing agent fees and expenses       33,995              48,131              75,811
 Federal and state registration fees                            17,732              21,827              34,019
 Printing and postage                                           15,379              10,225              13,319
 Auditing fees                                                  12,568              24,779              27,802
 Legal fees                                                      2,932               1,415                 947
 Trustees' fees                                                  2,563               2,202               4,093
 Miscellaneous                                                   5,341               3,921              15,283
-----------------------------------------------------------------------------------------------------------------
      Total expenses                                         1,765,664           1,493,261           2,868,194
-----------------------------------------------------------------------------------------------------------------
Waivers--
 Waiver of investment advisory fees                           (355,244)               --                --
 Waiver of shareholder services fees                          (284,418)           (268,722)           (392,930)
-----------------------------------------------------------------------------------------------------------------
      Total  waivers                                          (639,662)           (268,722)           (392,930)
-----------------------------------------------------------------------------------------------------------------
          Net expenses                                       1,126,002           1,224,539           2,475,264
-----------------------------------------------------------------------------------------------------------------
             NET INVESTMENT INCOME                           6,293,827           7,405,285          14,128,659
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND OPTIONS:
Net realized gain (loss) on investments and options            166,776           1,754,333          (5,003,385)
Net change in unrealized appreciation (depreciation)
  on investments and options                                 3,424,446           2,658,356         (14,077,724)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND OPTIONS                                 3,591,222           4,412,689         (19,081,109)
-----------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS              $9,885,049         $11,817,974         $(4,952,450)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

                      (See Notes to Financial Statements.)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              STAR U.S.
                                           THE STELLAR INSURED                GOVERNMENT                 STAR STRATEGIC
                                            TAX-FREE BOND FUND               INCOME FUND                   INCOME FUND
                                        -------------------------     -------------------------    --------------------------
                                        YEAR ENDED    PERIOD ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                       NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,
                                           1998       1997(A)<F21>       1998            1997          1998           1997
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
Net investment income                   $6,293,827     $5,136,452     $7,405,285     $8,037,714    $14,128,659    $10,087,926
Net realized gain (loss) on
 investments and options                   166,776        324,276      1,754,333        477,834     (5,003,385)     2,538,513
Net change in net unrealized
 appreciation/depreciation on
 investments and options                 3,424,446      5,565,325      2,658,356         75,785    (14,077,724)       571,178
----------------------------------------------------------------------------------------------------------------------------------
 Change in net assets resulting
     from operations                     9,885,049     11,026,053     11,817,974      8,591,333     (4,952,450)    13,197,617
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment
   income
     A Shares                           (6,255,253)    (5,062,770)    (7,416,798)    (8,046,199)        --             --
     B Shares                               --             --             (7,290)        --        (14,227,658)   (10,071,575)
 Distributions from net realized
  gain on investments and options
     A Shares                             (324,276)        --             --             --             --             --
     B Shares                               --             --             --             --         (1,593,824)        --
----------------------------------------------------------------------------------------------------------------------------------
 Change in net assets from
     distributions to shareholders      (6,579,529)    (5,062,770)    (7,424,088)    (8,046,199)   (15,821,482)   (10,071,575)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sales of shares           36,272,222    139,447,600     39,578,764     24,040,035     83,977,189     76,800,372
Net asset value of shares issued to
 shareholders in payment of
 distributions declared                    108,994         10,086      2,917,392      2,889,975      5,175,549      3,169,146
Cost of shares redeemed                (16,046,687)   (16,829,546)   (35,257,729)   (28,903,412)   (45,437,959)   (14,457,644)
----------------------------------------------------------------------------------------------------------------------------------
 Change in net assets from share
     transactions                       20,334,529    122,628,140      7,238,427     (1,973,402)    43,714,779     65,511,874
----------------------------------------------------------------------------------------------------------------------------------
     Change in net assets               23,640,049    128,591,423     11,632,313     (1,428,268)    22,940,847     68,637,916
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                    128,591,423             --    137,445,313    138,873,581    179,412,731    110,774,815
----------------------------------------------------------------------------------------------------------------------------------
End of period                         $152,231,472   $128,591,423   $149,077,626   $137,445,313   $202,353,578   $179,412,731
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
 income included in net assets
 at end of period                         $112,256        $73,682       $116,722        $20,298             --       $302,263
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

(a)<F21> Reflects operations for the period from December 30, 1996 (date of initial public investment) to November 30, 1997.

                      (See Notes to Financial Statements.)

Financial Highlights

STAR FUNDS
(For a share outstanding throughout each period)

                                            NET REALIZED
                                                 AND                                        DISTRIBUTIONS   DISTRIBUTIONS
               NET ASSET                     UNREALIZED                   DISTRIBUTIONS       FROM NET       IN EXCESS OF
                 VALUE,           NET      GAIN (LOSS) ON   TOTAL FROM      FROM NET        REALIZED GAIN NET REALIZED GAIN
PERIOD ENDED   BEGINNING      INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT      ON INVESTMENTS   ON INVESTMENTS
NOVEMBER 30,   OF PERIOD        INCOME       AND OPTIONS    OPERATIONS       INCOME          AND OPTIONS AND OPTIONS(D)<F25>
----------------------------------------------------------------------------------------------------------------------------------
THE STELLAR INSURED TAX-FREE BOND FUND
A SHARES
1997(a)<F22>    $10.00            0.44           0.24           0.68          (0.43)               --             --
1998            $10.25            0.46           0.26           0.72          (0.46)             (0.02)           --

STAR U.S. GOVERNMENT INCOME FUND
A SHARES
1994            $10.25            0.55          (0.90)         (0.35)         (0.55)             (0.11)           --
1995             $9.24            0.60           0.74           1.34          (0.60)               --             --
1996             $9.98            0.57          (0.15)          0.42          (0.57)               --             --
1997             $9.83            0.57           0.04           0.61          (0.57)               --             --
1998             $9.87            0.56           0.30           0.86          (0.55)               --             --
B SHARES
1998(c)<F24>     $9.89            0.36           0.29           0.65          (0.36)               --             --

STAR STRATEGIC INCOME FUND
B SHARES
1995(b)<F23>    $10.00            0.69           0.55           1.24          (0.67)             (0.04)        (0.00)(h)<F29>
1996            $10.53            0.73          (0.04)          0.69          (0.72)               --             --
1997            $10.50            0.73           0.18           0.91          (0.74)               --             --
1998            $10.67            0.72          (0.94)         (0.22)         (0.73)             (0.10)           --
----------------------------------------------------------------------------------------------------------------------------------

                                                         RATIOS TO AVERAGE NET ASSETS
                                                   ---------------------------------------            NET ASSETS,
                     NET ASSET                                       NET          EXPENSE                 END      PORTFOLIO
        TOTAL       VALUE, END        TOTAL                      INVESTMENT       WAIVER/              OF PERIOD    TURNOVER
    DISTRIBUTIONS    OF PERIOD   RETURN(E)<F26>     EXPENSES       INCOME     REIMBURSEMENT(G)<F28>  (000 OMITTED)    RATE
----------------------------------------------------------------------------------------------------------------------------------



        (0.43)        $10.25           6.91%          0.79%(f)       4.66%(f)<F27>  0.45%(f)<F27>      $128,591       15%
        (0.48)        $10.49           7.20%          0.79%          4.43%          0.45%              $152,231       14%



        (0.66)         $9.24          (3.53%)         0.97%          5.87%          0.23%               $87,924      148%
        (0.60)         $9.98          14.90%          0.92%          6.23%          0.20%              $109,666      236%
        (0.57)         $9.83           4.46%          0.92%          5.88%          0.20%              $138,874      158%
        (0.57)         $9.87           6.46%          0.89%          5.88%          0.20%              $137,445      140%
        (0.55)        $10.18           9.00%          0.91%          5.51%          0.20%              $148,773       88%

        (0.36)        $10.18           6.71%          0.91%(f)<F27>  5.51%(f)<F27>  0.20%(f)<F27>          $305       88%



        (0.71)        $10.53          12.71%          1.47%(f)<F27>  7.41%(f)<F27>  0.30%(f)<F27>       $47,513      258%
        (0.72)        $10.50           6.99%          1.36%          7.26%          0.20%              $110,775      201%
        (0.74)        $10.67           9.02%          1.26%          7.13%          0.20%              $179,413      142%
        (0.83)         $9.62          (2.16%)         1.26%          7.19%          0.20%              $202,354      146%
----------------------------------------------------------------------------------------------------------------------------------

(a)<F22> Reflects operations for the period from December 30, 1996 (date of initial public investment) to November 30, 1997.
(b)<F23> Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.
(c)<F24> Reflects operations for the period from April 27, 1998 (date of initial public investment) to November 30, 1998.
(d)<F25> Distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.
(e)<F26> Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.
(f)<F27>  Computed on an annualized basis.
(g)<F28> This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(h)<F29>  Less than one cent per share.

                      (See Notes to Financial Statements.)

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1998

(1) ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein along with each Fund's investment objective:

     PORTFOLIO NAME                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------
The Stellar Insured Tax-             Provide current income which is
 Free Bond Fund                         exempt from federal income tax.
 ("Stellar Tax-Free Bond
 Fund")
Star U.S. Government                 Provide current income.
 Income Fund ("U.S.
 Government Income Fund")
Star Strategic Income Fund           Generate high current income.
 ("Strategic Income Fund")

The financial statements of the Stock Funds and Money Market Funds are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Stellar Tax-Free Bond Fund issues one class of shares (A Shares); U.S. Government Income Fund offers two classes of shares, (A Shares and B Shares); and Strategic Income Fund issues one class of shares (B Shares).

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS

Equity securities traded on a securities exchange and securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; other securities for which no sale was reported on that date, are valued at the last quoted bid price. Corporate and municipal bonds, asset backed securities and U.S. government securities are valued using the last quoted bid price as furnished by an independent pricing service. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end and closed-end regulated investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES

It is each Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

At November 30, 1998, the U.S. Government Income Fund and Strategic Income Fund for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

                                                         TOTAL TAX-LOSS
       FUND                                                CARRYFORWARD
-----------------------------------------------------------------------
U.S. Government Income Fund                                   $451,531
Strategic Income Fund                                       $2,632,285

Pursuant to the Code, the capital loss carryforward for the U.S. Government Income Fund of $451,531 will expire in the year 2004 and the capital loss carryforward for the Strategic Income Fund of $2,632,285 will expire in the year 2006.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

F. OPTION CONTRACTS WRITTEN

The Strategic Income Fund and U.S. Government Income Fund may write "covered" call option contracts. The Strategic Income Fund may also write "covered" put options. A written option obligates the Funds to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain, through receipt of premiums, a greater current return than would be realized on underlying securities alone. By writing call options, the Fund may forego potential gains on the underlying security. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as a liability and an unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 1998, Strategic Income Fund had net realized loss on options contracts both written and purchased of $(46,051).

The U.S. Government Income Fund had no written option transactions during the period.

The following is a summary of the Strategic Income Fund options activity:

                                                STRATEGIC INCOME FUND
                                          -----------------------------
                                           NUMBER OF
                                           CONTRACTS          PROCEEDS*<F30>
                                          -----------------------------
Outstanding at November 30,1997                405            $133,487
Contracts opened                             6,601           1,037,325
Contracts expired                           (1,763)           (163,245)
Contracts exercised                         (1,428)           (299,605)
Contracts closed                            (2,715)           (560,801)
                                          -----------------------------
Outstanding at November 30, 1998             1,100            $147,161
                                          -----------------------------

*<F30> Represents premium received less commissions paid.

G. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimated.

H. OTHER

Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  STELLAR TAX-FREE BOND FUND
                                                       -------------------------------------------
                                                           YEAR ENDED              PERIOD ENDED
A SHARES                                               NOVEMBER 30, 1998         NOVEMBER 30, 1997*<F31>
-----------------------------------------------------  -------------------------------------------
Shares sold                                                3,500,206               14,215,030
Shares issued to shareholders
  in payment of distributions declared                        10,504                      995
Shares redeemed                                           (1,545,029)              (1,667,876)
                                                       -------------------------------------------
  Net change resulting from A Share transactions           1,965,681               12,548,149
                                                       -------------------------------------------
*<F31> For the period from December 30, 1996 (date of initial public investment) to November 30, 1997.
</TABLE


                                                                     U.S. GOVERNMENT INCOME FUND
                                                       -------------------------------------------------------
                                                              YEAR ENDED                     YEAR ENDED
                                                           NOVEMBER 30, 1998              NOVEMBER 30, 1997
                                                       -----------------------        ------------------------
A SHARES                                                SHARES         DOLLARS          SHARES       DOLLARS
-----------------------------------------------------  -------         --------        --------     ---------
Shares sold                                             3,907,526    $39,183,622      2,492,225    $24,040,035
Shares issued to shareholders in payment
  of distributions declared                               290,731      2,911,014        299,335      2,889,975
Shares redeemed                                        (3,518,765)   (35,148,883)    (2,995,364)   (28,903,412)
                                                       -------------------------------------------------------
  Net change resulting from A Share transactions          679,492     $6,945,753       (203,804)   $(1,973,402)
                                                       -------------------------------------------------------
</TABLE


                                                                 U.S. GOVERNMENT
                                                                   INCOME FUND
                                                             -----------------------
                                                                   PERIOD ENDED
                                                                NOVEMBER 30, 1998**<F32>
                                                             -----------------------
B SHARES                                                       SHARES        DOLLARS
-------------------------------------------------------      ----------      --------
Shares sold                                                     40,004      $395,142
Shares issued to shareholders in payment
  of distributions declared                                        630         6,378
Shares redeemed                                                (10,675)     (108,846)
                                                             -----------------------
  Net change resulting from B Share transactions                29,959      $292,674
                                                             -----------------------
  Net change resulting from Fund Share transactions            709,451    $7,238,427
                                                             -----------------------
**<F32> For the period from April 27, 1998 (date of initial public investment) to November 30, 1998.
</TABLE


                                                                    STRATEGIC INCOME FUND
                                                       -------------------------------------------
                                                           YEAR ENDED                YEAR ENDED
B SHARES                                               NOVEMBER 30, 1998         NOVEMBER 30, 1997
-----------------------------------------------------  -------------------------------------------
Shares sold                                                8,201,112                7,353,514
Shares issued to shareholders in payment
  of distributions declared                                  509,914                  304,065
Shares redeemed                                           (4,485,446)              (1,383,953)
                                                       -------------------------------------------
  Net change resulting from B Share transactions           4,225,580                6,273,626
                                                       -------------------------------------------

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. GENERAL

Certain officers, directors or trustees of Star Bank, N.A., Firstar Mutual Fund Services, LLC, Federated Administrative Services and Federated Services Company serve or did serve as officers and Trustees of the Trust. Star Bank, N.A. and Firstar Mutual Fund Services, LLC are related by virtue of each being a subsidiary of Firstar Corporation.

B. INVESTMENT ADVISORY FEES

Star Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fees based on a percentage of each Fund's average daily net assets as follows:

     FUND                    ANNUAL RATE
-----------------------------------------
Stellar Tax-Free Bond Fund       0.75%
U.S. Government Income Fund      0.60%
Strategic Income Fund            0.95%
-----------------------------------------

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser may modify or terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

C. ADMINISTRATIVE FEES

Effective October 1, 1998, Firstar Mutual Fund Services, LLC ("Firstar") provides the Funds with certain administrative personnel and services. Firstar receives a fee at an annual rate of 0.11% of the average daily net assets of each Fund for the period.

Prior to October 1, 1998, Federated Administrative Services ("FAS") provided the Funds with certain administrative personnel and services. FAS received a fee at an annual rate of 0.12% of the average daily net assets of the Trust for the period. The administrative fee received by FAS during any fiscal year was at least $50,000 per fund. Prior to January 1, 1998, the FAS fee was based on the level of average aggregate net assets of the Trust for the period.

D. DISTRIBUTION SERVICES FEES

Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), A Shares and B Shares of the Trust may pay to the distributor an amount computed at an annual rate of up to 0.25% of the average daily net assets, in each case to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Effective October 1, 1998, B.C. Ziegler and Company became the distributor of the Funds. Prior to that date, Federated Securities Corp. served as the distributor of the Funds.

The Stellar Tax-Free Bond Fund, U.S. Government Income Fund and Strategic Income Fund will not accrue or pay any distribution expenses pursuant to the Plan until a "Y" class of shares has been registered with the Securities and Exchange Commission.

E. SHAREHOLDER SERVICES FEES

Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund may pay Star Bank, N.A. up to 0.25% of average daily net assets of the Funds for the period. Star Bank, N.A. limited the Shareholder Servicing fee to 0.05% of average daily net assets. The fee paid to Star Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts. Star Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

F. TRANSFER AND DIVIDEND DISBURSING AGENT FEES

Effective March 9, 1998, Star Bank, N.A. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Star Bank, N.A. is based on the size, type and number of accounts and transactions made by shareholders.

Prior to March 9, 1998, Federated Services Company ("FServ") served as the Funds' transfer and dividend disbursing agent and received for its services a fee based on the size, type and number of accounts and transactions made by shareholders.

G. PORTFOLIO ACCOUNTING FEES

Effective October 1, 1998, Firstar became the Funds' accounting services agent. Firstar is responsible for maintaining the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, subject to an annual minimum of $39,000 per Fund, plus out-of-pocket expenses.

Prior to October 1, 1998, FServ was the Funds' accounting services agent.

H. CUSTODIAN FEES

Star Bank, N.A. is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 1998, were as follows:

                                        PURCHASES      SALES
          -----------------------------------------------------
          Stellar Tax-Free Bond Fund   $36,296,900  $18,989,877
          U.S. Government Income Fund  123,865,436  115,995,302
          Strategic Income Fund        327,400,018  279,603,781
          -----------------------------------------------------

                                                               NET UNREALIZED          GROSS               GROSS
                                              COST OF           APPRECIATION         UNREALIZED          UNREALIZED
                                            INVESTMENTS        (DEPRECIATION)       APPRECIATION        DEPRECIATION
                                            FOR FEDERAL         FOR FEDERAL         FOR FEDERAL         FOR FEDERAL
  STAR FUNDS                                TAX PURPOSES        TAX PURPOSES        TAX PURPOSES        TAX PURPOSES
--------------------------------------------------------------------------------------------------------------------
Stellar Tax-Free Bond Fund                 $142,122,102          $8,989,771          $8,989,771         $         0
Star U.S. Government Income Fund            142,004,721           6,132,275           6,555,419             423,144
Star Strategic Income Fund                  212,198,397         (13,040,278)          5,115,725          18,156,003

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of the Star Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Stellar Insured Tax-Free Bond Fund, Star U.S. Government Income Fund, and Star Strategic Income Fund (three of the portfolios constituting the Star Funds, a Massachusetts business trust) as of November 30, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Stellar Insured Tax-Free Bond Fund, Star U.S. Government Income Fund, and Star Strategic Income Fund of the Star Funds as of November 30, 1998, and the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Cincinnati, Ohio,
January 8, 1999.

TRUSTEES                                  OFFICERS


Thomas L. Conlan Jr.                   Daniel B. Benhase
                                          PRESIDENT
Dr. Alfred Gottschalk                  Joseph C. Neuberger
                                          VICE PRESIDENT
Dr. Robert J. Hill                     Michael T. Karbouski
                                          TREASURER
Dawn M. Hornback                       Elaine E. Richards
                                          SECRETARY
Lawrence M. Turner

William H. Zimmer III

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government or the Federal
                         Deposit Insurance Corporation.

 This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

                        -------------------------------
                                STAR BANK, N.A.
                               Investment Adviser
                        -------------------------------
                            B.C. ZIEGLER AND COMPANY
                                  Distributor
                        -------------------------------

Cusip 854911856
Cusip 854911500
Cusip 854911765
Cusip 854911880


                                APPENDIX

STELLAR INSURED TAX-FREE BOND FUND

The graphic representation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. The solid line represents the value of a hypothetical investment of $10,000 in the Stellar Insured Tax-Free Bond Fund (the "Fund"). The dotted line represents the Lehman Brothers Ten Year Insured Bond Index ("LBTYIBI") and the dashed line represents the Lipper Insured Municipal Debt Fund Average ("LMBFA"). The line graph shows that an initial investment of $10,000 in the Fund on 12/30/96, would have a reinvested total worth of $10,945 on 11/30/98 as compared to $11,615 and $11,472 for the LBTYIBI and LMBFA, respectively for the same period. The "x" axis reflects annual computation periods from 12/30/96 to 11/30/98. The right margin of the chart reflects the ending values of a hypothetical investment of $10,000 in the Fund measured in increments of $1,000 ranging from $9,000 to $12,000.

STAR U.S. GOVERNMENT INCOME FUND - A SHARES

The graphic representation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. The solid line represents the value of a hypothetical investment of $10,000 in the Star U.S. Government Income Fund - A Shares (the "Fund"). The dotted line represents the Lehman Brothers Government/Corporate Total Index ("LBGCTI") and the dashed line represents the Lipper U.S. Government Fund Average ("LUSGFA"). The line graph shows that an initial investment of $10,000 in the Fund on 1/5/93, would have a reinvested total worth of $13,969 on 11/30/98 as compared to $15,762 and $14,408 for the LBGCTI and LUSGFA, respectively for the same period. The "x" axis reflects annual computation periods from 1/5/93 to 11/30/98. The right margin of the chart reflects the ending values of a hypothetical investment of $10,000 in the Fund measured in increments of $1,000 ranging from $9,000 to $16,000.

STAR U.S. GOVERNMENT INCOME FUND - B SHARES

The graphic representation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. The solid line represents the value of a hypothetical investment of $10,000 in the Star U.S. Government Income Fund - B Shares (the "Fund"). The dotted line represents the Lehman Brothers Government/Corporate Total Index ("LBGCTI") and the dashed line represents the Lipper U.S. Government Fund Average ("LUSGFA"). The line graph shows that an initial investment of $10,000 in the Fund on 4/27/98, would have a reinvested total worth of $10,171 on 11/30/98 as compared to $10,703 and $10,599 LBGCTI and LUSGFA, respectively for the same period. The
"x" axis reflects annual computation periods from 4/27/98 to 11/30/98. The right margin of the chart reflects the ending values of a hypothetical investment of $10,000 in the Fund measured in increments of $1,000 ranging from $10,000 to $12,000.

STAR STRATEGIC INCOME FUND

The graphic representation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. The solid line represents the value of a hypothetical investment of $10,000 in the Star Strategic Income Fund (the "Fund"). The dotted line represents the Lehman Brothers Government/Corporate Total Index ("LBGCTI"). The line graph shows that an initial investment of $10,000 in the Fund on 12/12/94, would have a reinvested total worth of $12,670 on 11/30/98 as compared to $14,805 for the LBGCTI for the same period. The "x" axis reflects annual computation periods from 12/12/94 to 11/30/98. The right margin of the chart reflects the ending values of a hypothetical investment of $10,000 in the Fund measured in increments of $1,000 ranging from $9,000 to $15,000.